Concentrations	6 Months Ended
Jun. 30, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS
11.	CONCENTRATIONS

Major Customers

For the six months ended June 30, 2020, one customer accounted for approximately 87% of the Company's revenues. For the six months ended June 30, 2019, two customers each accounted for approximately 33% and 24%, respectively, of the Company's revenues.

No other customer accounted for more than 10% of the Company's revenues for the six months ended June 30, 2020 and 2019.

Major Suppliers

For the six months ended June 30, 2020 and 2019, the sole supplier accounted for 100% of the Company's purchases.